Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Average Balance Outstanding	$ 36,539	$ 30,925
Maximum Outstanding at any Month End	57,702	59,401
Balance	$ 31,015	$ 56,834
Federal funds purchased
Borrowings
Year End Weighted Rate (as a percent)	0.95%	0.70%
Average Weighted Rate (as a percent)	0.65%	0.41%
Average Balance Outstanding	$ 346	$ 659
Maximum Outstanding at any Month End	992	937
Balance	$ 992	$ 0
Short-term repurchase agreements
Borrowings
Year End Weighted Rate (as a percent)	0.20%	0.10%
Average Weighted Rate (as a percent)	0.17%	0.17%
Average Balance Outstanding	$ 36,193	$ 30,266
Maximum Outstanding at any Month End	56,710	58,464
Balance	$ 30,023	$ 56,834